Related Party Transactions (Other Transactions between the Group and Sinopec Group and Its Subsidiaries, Associates and Joint Ventures of the Group) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	¥ 4,141,781	¥ 3,054,220	¥ 2,090,009
Purchase	6,236,175	4,412,559	4,659,528
Loans borrowed	50,000	0	0
Interest income	443,661	268,379	133,484
Loans repayment	50,000	0	370,000
Interest expense	79,246	54,384	53,617
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	11,486	10,531	38,389
Purchase	2,253,446	378,111	1,056,737
Insurance premiums expenses	121,329	126,405	123,621
Lease expenses	59,160	53,960	53,960
Construction and installation cost	109,146	172,404	177,792
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Sales of goods and service fee income	4,130,295	3,043,689	2,051,620
Purchase	3,982,729	4,034,448	3,602,791
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Loans borrowed	50,000	0	0
Interest income	610	5,147	232
Loans repayment	50,000	0	370,000
Interest expense	¥ 1,326	¥ 0	¥ 3,322